COMMITMENTS (Tables)	12 Months Ended
Jun. 30, 2022
Commitments
SCHEDULE OF OPERATING LEASE EXPENDITURE COMMITMENTS

Expenditure commitments	2022	2021	2020
	$	$	$
Minimum expense payments
- not later than one year	-	-	-
- later than one year but not later than five years	-	-	-
- later than five years	-	-	-
Total minimum expense payments	-	-	-

SCHEDULE OF CAPITAL COMMITMENT	Significant capital expenditure contracted for at the end of the reporting period but not recognised as liabilities is as follows:
	2022	2021	2020
	$	$	$
Property, plant and equipment	-	-	466,560